Note 2 - Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended
	March 31,
	2016	2015

Stock options to purchase common stock	1,131,768	363,252
Warrants to purchase common stock	401,446	301,399
Rights to common stock	-	70,755

	Year Ended December 31,
	2015	2014

Stock options to purchase common stock	1,022,195	286,501
Warrants to purchase common stock	383,321	224,248
Rights to common stock	-	70,755